STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - USD ($)		Total	IPO [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] IPO [Member]	Retained Earnings [Member]	Class A Ordinary Shares [Member]	Class A Ordinary Shares [Member] IPO [Member]	Class B Ordinary Shares [Member]
Beginning Balance at Nov. 28, 2017		$ 0		$ 0		$ 0	$ 0		$ 0
Beginning Balance (Shares) at Nov. 28, 2017									0
Issuance of Class B ordinary shares to Sponsor		25,000		24,425					$ 575
Issuance of Class B ordinary shares to Sponsor (Shares)									5,750,000
Net income (loss)		(8,819)				(8,819)
Ending Balance at Dec. 31, 2017		16,181		24,425		(8,819)	$ 0		$ 575
Ending Balance (Shares) at Dec. 31, 2017							0		5,750,000
Sale of units in initial public offering, gross			$ 200,000,000		$ 199,998,000			$ 2,000
Sale of units in initial public offering, gross (Shares)								20,000,000
Offering costs		(11,945,186)	$ (11,900,000)	(11,945,186)
Sale of private placement warrants to Sponsor in private placement		6,000,000		6,000,000
Forfeiture of Class B ordinary shares		0		75					$ (75)
Forfeiture of Class B ordinary shares (Shares)									(750,000)
Common stock subject to possible redemption		(191,666,280)		(191,664,363)			$ (1,917)
Common stock subject to possible redemption (Shares)							(19,166,628)
Net income (loss)		2,595,287				2,595,287
Ending Balance at Dec. 31, 2018		5,000,002		2,412,951		2,586,468	$ 83		$ 500
Ending Balance (Shares) at Dec. 31, 2018							833,372		5,000,000
Common stock subject to possible redemption		461,740		461,735			$ 5
Common stock subject to possible redemption (Shares)							46,174
Net income (loss)		(461,734)				(461,734)
Ending Balance at Mar. 31, 2019		5,000,008		2,874,686		2,124,734	$ 88		$ 500
Ending Balance (Shares) at Mar. 31, 2019							879,546		5,000,000
Beginning Balance at Dec. 31, 2018		5,000,002		2,412,951		2,586,468	$ 83		$ 500
Beginning Balance (Shares) at Dec. 31, 2018							833,372		5,000,000
Common stock subject to possible redemption		1,317,190		1,317,176			$ 14
Common stock subject to possible redemption (Shares)							131,719
Net income (loss)		(1,317,189)				(1,317,189)
Ending Balance at Dec. 31, 2019		5,000,003		3,730,127		1,269,279	$ 97		$ 500
Ending Balance (Shares) at Dec. 31, 2019							965,091		5,000,000
Common stock subject to possible redemption	[1]	777,221		777,211			$ 10
Common stock subject to possible redemption (Shares)	[1]						103,583
Net income (loss)		(777,217)				(777,217)
Ending Balance at Mar. 31, 2020		$ 5,000,007		$ 4,507,338		$ 492,062	$ 107		$ 500
Ending Balance (Shares) at Mar. 31, 2020							1,068,674		5,000,000

[1]	Including the redemption of 687,193 Class A ordinary shares on February 11, 2020